Statements of Operations (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Statements of Operations
Collaborative revenues	$ 8,507,113	$ 7,314,528	$ 22,512,683	$ 22,347,827
Operating expenses:
Research and development	14,224,526	11,112,251	14,916,562	15,926,614
General and administrative	5,724,690	3,996,478	5,405,769	4,915,124
Total operating expenses	19,949,216	15,108,729	20,322,331	20,841,738
(Loss) income from operations	(11,442,103)	(7,794,201)	2,190,352	1,506,089
Other (expenses) income:
Other income	343,318	303,891	327,391	243,000
Interest income	36,709	57,441	69,497	100,619
Interest expense	(766,392)	(1,110,978)	(1,425,342)	(1,626,622)
Total other (expenses) income	(386,365)	(749,646)	(1,028,454)	(1,283,003)
Net (loss) income	$ (11,828,468)	$ (8,543,847)	$ 1,161,898	$ 223,086
Net income per common share:
Basic (in dollars per share)	$ (12.18)	$ (15.36)	$ 0.00	$ 0.00
Diluted (in dollars per share)	$ (12.18)	$ (15.36)	$ 0.00	$ 0.00
Weighted average number of common shares:
Basic (in shares)	971,439	556,220	563,136	542,320
Diluted (in shares)	971,439	556,220	563,136	542,320